Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

18. GOODWILL

The Company carries goodwill at its cost. As a result of the changes made to the operating segments explained in Note 5, the Company reallocated its goodwill, as of January 1, 2024, to GEO and LEO segments on a relative fair value basis. The balances are summarized below:

	GEO	LEO	Total
Allocated on January 1, 2024	$516,806	$1,929,797	$2,446,603
Impact of foreign exchange	—	166,369	166,369
Balance on December 31, 2024	$516,806	$2,096,166	$2,612,972

Impairment

Up to the year ended December 31, 2023, goodwill was tested for impairment at the entity-level which represented the lowest level within the Company at which the goodwill was monitored for internal management purposes.

With the reallocation of goodwill, GEO and LEO segments are now considered to be the lowest level at which the associated goodwill is monitored for the purpose of impairment.

The annual impairment test on goodwill was performed in the fourth quarters of 2024 and 2023 in accordance with the policy described in Note 3.

Commencing in 2024, the market approach was no longer utilized in the goodwill impairment testing for GEO.

In 2024, the Company’s recoverable amount exceeded the carrying value for both the GEO and LEO segments therefore, no impairment was recognized.

In 2023, the Company’s recoverable amount exceeded the carrying value therefore, no impairment was recognized.

The calculation of the recoverable amount is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan takes into account the following factors:

•        The expected developments in sale of satellite capacity and the development of the Telesat Lightspeed market;

•        Any changes in the expected capital expenditure cycle, including estimated costs on the development of the Telesat Lightspeed constellation; and

•        Any changes in satellite procurement, launch or cost assumptions.

Discount rates

Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used in the calculation are presented below:

	2024	2023
GEO	10.0%	9.5%
LEO	Midpoint between 15% and 20%	Midpoint between 15% and 20%

The calculation of the recoverable amount is most sensitive to the following assumptions:

•        Movements in the underlying business plan;

•        Discount rate; and

•        Growth rate assumptions.

Movements in the underlying business plan

The business plans reflect the most up-to-date assumptions concerning the markets and development and trends in the business. For the provision of satellite capacity, the business plan will take into account the following factors:

•        The expected developments in sale of satellite capacity and the development of the Telesat Lightspeed market;

•        Any changes in the expected capital expenditure cycle, including estimated costs on the development of the Telesat Lightspeed constellation; and

•        Any changes in satellite procurement, launch or cost assumptions.

Growth rate assumptions

Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve. Growth rate assumptions were built into the GEO and LEO calculations.

Some of the more sensitive assumptions used in the quantitative analysis, including the underlying business plans, discount rates, and the growth rate assumptions, could have yielded different estimates of the recoverable amount.

Sensitivities

As a part of goodwill impairment analysis, the Company assesses the impact of the changes in discount rates and revenue assumptions.

The most recent analysis showed that an increase of 1% in the discount rate relating to the goodwill associated with the GEO segment, would have resulted in an impairment of $38.4 million.

Similarly, if the unsecured revenue relating to the GEO segment were to decrease by 5%, this would have resulted in an impairment to the goodwill in the GEO segment of $55.9 million.

With respect to the LEO segment, the most recent analysis showed that there would be no impairment even in applying an increase to the discount rate by 1% or a decrease to the projected revenue of 5%.

Changes in amounts in the assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables and the impact of the sensitivity analyses associated with the orbital slot impairment analysis. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.